30-Related Party Transactions	12 Months Ended
Dec. 31, 2011
30-Related Party Transactions [Text Block]
30—RELATED PARTY TRANSACTIONS

The General Manager of the Company\'s Korean branch "EDAP-TMS Korea" is also Chairman of a Korean company named Dae You. EDAP-TMS Korea subcontracts to Dae You the service contract maintenance of our medical devices installed in Korea. The amounts payable (‘Trade accounts and notes payable’) under this contract were €60 thousand, €59 thousand and €52 thousand for 2011, 2010 and 2009 respectively.

Dae You also acts as an agent to promote our medical devices in South Korea, and receives commissions on sales. Dae You has purchased medical devices from us, which it operates in partnership with hospitals or clinics. These purchases (‘Sales of goods’) amounted to €768 thousand, €315 thousand and €234 thousand in 2011, 2010 and 2009 respectively. As of December 31, 2011, receivables (‘Net trade accounts and notes receivable’) amounted to €95 thousand and payables to €39 thousand. As of December 31, 2010, receivables from Dae You amounted to €33 thousand and our payables to them amounted to €21 thousand.